SHORT TERM DEBT - RELATED PARTIES, NET OF DEBT DISCOUNT - Additional Information (Detail) (USD $)					3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2009	Mar. 31, 2014 Convertible Notes Payable
Short Term Debt - Related Parties, Net Of Debt Discount [Line Items]
Proceeds from unsecured notes payable					$ 100
Debt instrument, interest rate, stated percentage					12.00%
Debt outstanding				85,726	100,000
Debt discount	$ 72,512	$ 70,063	$ 135,417		$ 26,740
Issuance of common stock (in shares)					125,000